Trade receivables - Summary of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of Trade Receivables [Abstract]
Trade receivables	¥ 200,737		¥ 152,256
Allowance for expected credit loss	(19,017)		(22,252)	¥ (2,470)
Total	¥ 181,720	$ 25,060	¥ 130,004